EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (Prospectus Summary): | EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Emerging Markets Domestic Debt Portfolio

Prospectus Supplement

January 14, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Emerging Markets Domestic Debt Portfolio
(the "Portfolio")

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 13 of this Prospectus.

The following replaces the "Shareholder Fees" table and related footnote thereto with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees EMERGING MARKETS DOMESTIC DEBT PORTFOLIO	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%

The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes thereto with respect to Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses—Annual Portfolio Operating Expenses:"
Annual Fund Operating Expenses		Class L EMERGING MARKETS DOMESTIC DEBT PORTFOLIO
Advisory Fee		0.75%
Distribution and/or Service (12b-1) Fee	[1]	0.50%
Other Expenses		0.44%
Total Annual Portfolio Operating Expenses	[2]	1.69%
Fee Waiver and/or Expense Reimbursement	[2]	(0.34%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.35%
[1]	The Board of Directors approved an amendment to the Distribution and Shareholder Services Plan reducing the distribution and shareholder services (12b-1) fee for the Portfolio's Class L shares from 0.75% to 0.50% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Service (12b-1) Fees shown in the table above have been restated to reflect such change.
[2]	The Portfolio’s "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.35% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following table replaces the "Example" table with respect to Class P, Class H and Class L shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"
Expense Example EMERGING MARKETS DOMESTIC DEBT PORTFOLIO (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class P	532	760	1,005	1,708
Class H	508	736	982	1,687
Class L	137	428	739	1,624

The following table replaces the "Average Annual Total Returns" table with respect to Class P and Class H shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns:"
Average Annual Total Returns EMERGING MARKETS DOMESTIC DEBT PORTFOLIO	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class P	Class P (commenced operations on 1/2/96) Return before Taxes	(8.01%)	[1]	3.95%	[1]	8.99%	[1]	9.48%	[1]	Jan. 02, 1996	[1]
Class H	Class H (commenced operations on 1/2/08) Return before Taxes	(7.71%)	[2]	none	[2]	none	[2]	3.96%	[2]	Jan. 02, 2008	[2]
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.
[2]	The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

Please retain this supplement for future reference.